Share-Based Compensation - Summary of Share-Based Compensation Recognized (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 827	$ 422	$ 550	$ 569
Research and Development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			51	66
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			$ 499	$ 503